Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member]	Treasury shares [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders	Non-controlling interests [member]
Balance at Jun. 30, 2023	$ 48,530	$ 4,737	$ (41)	$ 13	$ 39,787	$ 44,496	$ 4,034
Total comprehensive income	9,610	0	0	(18)	7,920	7,902	1,708
Transactions with owners:
Shares issued	0	162	(162)	0	0	0	0
Employee share awards exercised net of employee contributions net of tax	0	0	167	(134)	(33)	0	0
Vested employee share awards that have lapsed, been cancelled or forfeited	0	0	0	(1)	1	0	0
Accrued employee entitlement for unexercised awards net of tax	129	0	0	129	0	129	0
Dividends	(9,136)	0	0	0	(7,712)	(7,712)	(1,424)
Distribution to non-controlling interests	(13)	0	0	(4)	0	(4)	(9)
Balance at Jun. 30, 2024	49,120	4,899	(36)	(15)	39,963	44,811	4,309
Total comprehensive income	11,129	0	0	(9)	9,019	9,010	2,119
Transactions with owners:
Shares issued	0	116	(116)	0	0	0	0
Employee share awards exercised net of employee contributions net of tax	0	0	134	(107)	(27)	0	0
Vested employee share awards that have lapsed, been cancelled or forfeited	0	0	0	(1)	1	0	0
Accrued employee entitlement for unexercised awards net of tax	130	0	0	130	0	130	0
Dividends	(8,159)	0	0	0	(6,286)	(6,286)	(1,873)
Distribution to non-controlling interests	(2)	0	0	0	0	0	(2)
Balance at Jun. 30, 2025	52,218	5,015	(18)	(2)	42,670	47,665	4,553
Total comprehensive income	12,955	0	0	(64)	9,829	9,765	3,190
Transactions with owners:
Shares issued	0	164	(164)	0	0	0	0
Employee share awards exercised net of employee contributions net of tax	0	0	143	(120)	(23)	0	0
Vested employee share awards that have lapsed, been cancelled or forfeited	0	0	0	(4)	4	0	0
Accrued employee entitlement for unexercised awards net of tax	188	0	0	188	0	188	0
Dividends	(9,116)	0	0	0	(6,761)	(6,761)	(2,355)
Transfers within equity on divestment of subsidiaries, operations and joint operations	0	0	0	(2)	2	0	0
Equity contributed net of tax	76	0	0	66	0	66	10
Balance at Jun. 30, 2026	$ 56,321	$ 5,179	$ (39)	$ 62	$ 45,721	$ 50,923	$ 5,398